MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Supplement dated November 1, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective November 1, 2022, T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) has been added as a sub-subadviser to the MassMutual Select T. Rowe Price Bond Asset Fund.
Effective November 1, 2022, T. Rowe Price International Ltd and T. Rowe Price Hong Kong have been added as sub-subadvisers to the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund.
Effective November 1, 2022, the following information supplements the information for the MassMutual Select T. Rowe Price Bond Asset Fund found under the heading Sub-subadviser(s) in the section titled Management on page 13:
T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”)
Effective November 1, 2022, the following information supplements the information for the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund found in the section titled Management on page 29:
Sub-subadviser(s):
T. Rowe International Ltd (“T. Rowe Price International”)
T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”)
Effective November 1, 2022, the following information replaces similar information found on pages 68 and 69 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (T. Rowe Price Investment Management”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Each sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of a Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe Price International and its address is Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2022,

T. Rowe Price and its affiliates had approximately $1.23 trillion in assets under management.
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B3001M-TRUN-22-04

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Supplement dated November 1, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective November 1, 2022, T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) has been added as a sub-subadviser to the MassMutual Select T. Rowe Price Bond Asset Fund.
Effective November 1, 2022, T. Rowe Price International Ltd and T. Rowe Price Hong Kong have been added as sub-subadvisers to the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund.
Effective November 1, 2022, the following information replaces the fourth sentence of the second paragraph in the section titled General Information on page B-3:
In addition, each of T. Rowe Price International Ltd (“T. Rowe Price International”) and T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan, Inc. (“T. Rowe Price Japan”) serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Effective November 1, 2022, the following information replaces similar information found on page B-46 in the first paragraph of the section titled Management of the Trust:
As investment adviser and subadvisers to the Funds, respectively, MML Advisers and J.P. Morgan, T. Rowe Price, T. Rowe Price Hong Kong, T. Rowe Price International, T. Rowe Price Investment Management, and T. Rowe Price Japan may be considered part of the management of the Trust.
Effective November 1, 2022, the following information replaces similar information for T. Rowe Price Associates, Inc. found on pages B-62 and B-63 under the heading Unaffiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:
In addition, each of T. Rowe Price International and T. Rowe Price Hong Kong serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Japan serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund. Each of T. Rowe Price International and T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Japan is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Japan, and T. Rowe Price Investment Management under which, subject to the supervision of T. Rowe Price, T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Japan, and T. Rowe Price Investment Management are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, as applicable. T. Rowe Price International is located at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Place, Central Hong Kong. T. Rowe Price Japan is located at Gran Tokyo South Tower 7F, I-9-2, Marunouchi, 1-chome, Chiyoda-ku, Tokyo, 100-6607, Japan. T. Rowe Price Investment Management is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price International and T. Rowe Price Hong Kong also provide sub-subadvisory services for the MM Select T. Rowe Price International Equity Fund, which is a series of the Trust. T. Rowe Price Investment Management also provides sub-subadvisory services for the MassMutual Mid Cap Growth Fund, which is a series of the Trust, and for the MML Mid Cap Growth Fund which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective November 1, 2022, the following information replaces similar information found on page B-67 in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, J.P. Morgan, T. Rowe Price, T. Rowe Price Hong Kong, T. Rowe Price International, T. Rowe Price Investment Management, and T. Rowe Price Japan have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.
Effective November 1, 2022, the following information supplements the information for T. Rowe Price Associates, Inc. found in the section titled Appendix C—Additional Portfolio Manager Information at the top of page B-106:
T. Rowe Price Hong Kong Limited
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SAI B3001M-TRUN-22-05